J. & W. Seligman & Co.
                         Incorporated



                                February 2, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:      Seligman New Jersey Municipal Fund, Inc. (the "Fund")
         File Nos. 33-13401 and 811-5126

Dear Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 29, 1999.

         If you have any questions, please do not hesitate to contact me at
(212) 850-1375.


                                           Very truly yours,



                                        /s/Jennifer G. Muzzey
                                           Jennifer G. Muzzey
                                           Legal Assistant

JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864